SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 3-         SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies that have been applied in the preparation of the unaudited consolidated financial statements are identical to those that were applied in preparation of the Company’s most recent annual financial statements in connection with its Annual Report on Form 20-F except for the adoption of the following:

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments – Credit Losses” to improve information on credit losses for financial assets and net investment in leases that are not accounted for at fair value through net income. The ASU replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses. This ASU was  effective for the Company beginning on January 1,  2020.  This standard did not have a material impact on the Company’s consolidated unaudited financial statements.

In August 2018, the FASB issued ASU 2018-13, “Changes to Disclosure Requirements for Fair Value Measurements”, which will improve the effectiveness of disclosure requirements for recurring and nonrecurring fair value measurements. The standard removes, modifies, and adds certain disclosure requirements, and was effective for the Company beginning on January 1, 2020. The standard did not have a material impact on the Company’s consolidated unaudited financial statements.